Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
28.	Fair Value Measurements

Effective January 1, 2008, the Group adopted ASC 820-10 (formerly SFAS 157). This guidance defines fair value, expands disclosure requirements about fair value and specifies a three-level fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The Group determines the fair value of its financial instruments that are recognized or disclosed at fair value in the financial statements in accordance with ASC 820-10.

ASC 820-10 requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is an exit price, defined as a price received in exchange of assets disposed or paid in transferring liabilities between market participants, at the measurement date. As such, the Group’s own assumptions reflect those market participants used in pricing the asset or liability at the measurement date. The following in the description of fair value hierarchy based on pricing inputs.

•

Level 1 — Quoted prices for identical instruments in active markets. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurements. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as management judgements or estimates that are significant to valuation.

The Group establishes and documents its policy and process for determining fair values. Fair value is based upon quoted market prices, where available. If quoted prices are not available, fair value is based upon internally developed models that primarily use, as inputs, market-based or independently sourced market parameters, including but not limited to yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves as well as other relevant factors.

The price transparency of financial instruments is a key determinant of the degree of judgment involved in measuring fair value of the Group’s financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with ASC 820-10, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability.

As a result of the adoption of ASC 820-10, the Group has made some amendments to the techniques used in measuring the fair value of derivatives and other positions. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Group’s own credit risk on derivatives and other liabilities measured at fair value.

•

Credit valuation adjustments (“CVA”) are necessary when the market price (or parameter) is not indicative of the changes in credit quality of the counterparty. As few classes of derivative contracts are listed on an exchange, the majority of derivative positions are valued using internally developed models and the Group makes an adjustment necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment also takes into account contractual factors designed to reduce the Group’s credit exposure to each counterparty, such as collateral and legal rights of offset.

•

Debit valuation adjustments (“DVA”) are necessary to reflect the credit quality of the Group in the valuation of liabilities measured at fair value. This adjustment is incorporated into the Group’s valuations in accordance with ASC 820-10. The methodology to determine the adjustment is consistent with CVA and incorporates the Group’s credit spread as observed through the credit default swap market.

The followings are descriptions of valuation methodologies used by the Group to measure various financial instruments at fair value.

Trading and available-for-sale securities and securities sold short, not yet purchased:    The fair values of the securities included in trading assets and available-for-sale securities included in securities and securities in short position included in short-term borrowings are recognized in the consolidated balance sheets based on quoted market prices, where available. For the securities traded in the over-the-counter market, the Group generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading securities and derivatives recorded by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2 except in the cases where such quoted prices include unobservable inputs to the models, then such financial instruments are classified as Level 3. The Group validates prices received from pricing services or brokers using a variety of methods, including, but not limited to, comparison to secondary pricing services, corroboration of pricing by reference to other independent market data such as secondary broker quotes and relevant benchmark indices, and review of pricing by the Group’s personnel familiar with market liquidity and other market-related conditions. The Group has internal price verification procedures and reviews fair value methodology documentation provided by independent pricing services.

Derivatives assets and liabilities:    The majority of derivatives entered into by the Group are traded in over-the-counter markets and no quoted market prices are available approximating their fair values. The valuation of those derivatives are determined using internal models that require the use of multiple market inputs such as interest rate, prices and indices to generate continuous yield or pricing curves and volatility factors. The over-the-counter derivatives are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model.

Collateral dependent loans:    For collateral dependent loans, impairment is measured based on the fair value of the collateral underlying the subject loan. When the carrying amount of the subject impaired loan is higher than the fair value of the collateral, the carrying amount is written down to the fair value of the collateral in accordance with the fair value requirements of ASC 820-10. The fair value of the collateral is determined as the present value of the estimated realizable value of the collateral at the expected time of the sale of such collateral. Once the valuation report of the court-appointed appraiser becomes publicly available as part of a foreclosure proceeding, we use the appraisal value for the collateral indicated in such report as the estimated realizable value of the collateral. However, until such publication, we use the valuation amount for the collateral as determined by outside independent appraisers at the time that the subject loan was initially approved, with adjustments made for the change in value from the effect of time passage and current market circumstances that may impact the value of the collateral.

Since there is no secondary market where collateral dependent loans are actively traded, they are measured for impairment based on the fair value of the underlying collateral. While outside appraisers (whether court-appointed or in connection with the initial approval of the subject loan) consider observable inputs such as the sale prices of assets similar to such collateral, additional adjustments based on unobservable inputs are warranted in the valuation of collateral subject to a court-supervised foreclosure proceeding since the auction from such proceeding tends to result in a sale price less than that obtainable from a sale transaction conducted in the ordinary course of business. This use of unobservable inputs makes it necessary to classify collateral dependent loans as Level 3.

Assets and liabilities measured at fair value on a recurring basis

As of December 31, 2009 and 2010, instruments measured at fair value on a recurring basis comprised 15.47% and 15.93% of the Group’s total assets and 2.42% and 2.53% of the Group’s total liabilities, respectively. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009 and 2010.

	2009
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	901,481	(Won)	622,214	(Won)	—	(Won)	1,523,695
Corporations		—		920,794		255,768		1,176,562
Financial institutions		662,121		1,441,973		—		2,104,094
Mortgage-backed securities and asset-backed securities		—		872,987		—		872,987
Equity securities		534,190		212,772		—		746,962
Derivative instruments		5,492		4,359,732		251,306		4,616,530
Other trading assets — commodity indexed deposits		—		256,246		—		256,246

	(Won)	2,103,284	(Won)	8,686,718	(Won)	507,074	(Won)	11,297,076

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,081,086	(Won)	4,640,913	(Won)	—	(Won)	8,721,999
Corporations		—		2,307,792		—		2,307,792
Financial institutions		3,531,061		7,633,203		—		11,164,264
Mortgage-backed securities and asset-backed securities		—		2,186,982		97,202		2,284,184
Other		—		170,168		—		170,168

	(Won)	7,612,147	(Won)	16,939,058	(Won)	97,202	(Won)	24,648,407

Equity securities	(Won)	2,961,285	(Won)	2,203	(Won)	—	(Won)	2,963,488

Other assets
Hedging derivative instruments		—		1,817		—		1,817
Fund investments		—		523,116		—		523,116

	(Won)	—	(Won)	524,933	(Won)	—	(Won)	524,933

Total assets	(Won)	12,676,716	(Won)	26,152,912	(Won)	604,276	(Won)	39,433,904

Liabilities measured at fair value
Trading liabilities
Derivative instruments	(Won)	609	(Won)	4,145,634	(Won)	99,822	(Won)	4,246,065
Other trading liabilities — commodity indexed deposits		—		318,969		—		318,969
Short-term borrowings
Securities sold short, not yet purchased		27,966		—		—		27,966
Long-term debt
Equity linked securities sold		—		—		1,067,457		1,067,457
Other liabilities
Hedging derivatives instruments		—		167		—		167

Total liabilities	(Won)	28,575	(Won)	4,464,770	(Won)	1,167,279	(Won)	5,660,624

	2010
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	644,978	(Won)	2,580,357	(Won)	—	(Won)	3,225,335
Corporations		—		1,550,044		347,342		1,897,386
Financial institutions		1,709,816		3,176,717		—		4,886,533
Mortgage-backed securities and asset-backed securities		—		470,501		—		470,501
Equity securities		600,389		230,302		—		830,691
Derivative instruments
Foreign exchange		—		1,503,264		127,658		1,630,922
Interest rate		—		819,512		105,005		924,517
Equity		15,443		1,152,005		85,738		1,253,186
Credit		—		349		—		349
Other		—		3,297		2,228		5,525
Other trading assets — commodity indexed deposits		—		153,457		—		153,457

	(Won)	2,970,626	(Won)	11,639,805	(Won)	667,971	(Won)	15,278,402

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,426,974	(Won)	6,074,531	(Won)	—	(Won)	10,501,505
Corporations		—		2,400,140		—		2,400,140
Financial institutions		3,085,426		6,446,997		—		9,532,423
Mortgage-backed securities and asset-backed securities		—		1,916,077		30,984		1,947,061
Other		—		149,591		—		149,591

	(Won)	7,512,400	(Won)	16,987,336	(Won)	30,984	(Won)	24,530,720

Equity securities	(Won)	2,865,590	(Won)	1,671	(Won)	—	(Won)	2,867,261
Other assets
Hedging derivative instruments
Foreign exchange		—		350		—		350
Interest rate		—		27,040		—		27,040
Fund investments		—		569,587		—		569,587

	(Won)	—	(Won)	596,977	(Won)	—	(Won)	596,977

Total assets	(Won)	13,348,616	(Won)	29,225,789	(Won)	698,955	(Won)	43,273,360

Liabilities measured at fair value
Trading liabilities
Derivative instruments
Foreign exchange	(Won)	—	(Won)	1,300,485	(Won)	22,113	(Won)	1,322,598
Interest rate		—		823,251		50,957		874,208
Equity		315		1,182,025		32,452		1,214,792
Credit		—		—		422		422
Other		—		3,216		1,903		5,119
Other trading liabilities — commodity indexed deposits		—		198,619		—		198,619
Short-term borrowings
Securities sold short, not yet purchased		624,358		—		—		624,358
Long-term debt
Equity linked securities sold		—		—		1,949,390		1,949,390
Other liabilities
Hedging derivatives instruments
Foreign exchange		—		19,281		—		19,281
Interest rate		—		4,747		29,539		34,286

Total liabilities	(Won)	624,673	(Won)	3,531,624	(Won)	2,086,776	(Won)	6,243,073

In 2010, the transfers between levels 1 and 2 were not significant.

Changes in Level 3 items measured at fair value on a recurring basis

In circumstances where observable market data are not available, significant unobservable inputs are utilized to determine fair value. In such cases, the assets and liabilities are classified as Level 3. As of December 31, 2009, assets and liabilities categorized as Level 3 represented 1.53% and 20.62% of the Group’s total assets and liabilities measured at fair value on a recurring basis, respectively. As of December 31, 2010, assets and liabilities categorized as Level 3 represented 1.62% and 33.43% of the Group’s total assets and liabilities measured at fair value on a recurring basis, respectively. Both observable and unobservable inputs may be used to determine the fair value of positions that the Group has classified within the Level 3 category. As a result, the realized and unrealized gains and losses for assets and liabilities within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable and unobservable inputs.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2009 and 2010:

	January 1, 2009		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2009		Unrealized losses still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	227,277	(Won)	54,842	(Won)	—	(Won)	—	(Won)	(26,351)	(Won)	255,768	(Won)	(5,117)
Derivatives instruments		420,660		(157,835)		—		252,720		(264,239)		251,306		(176,980)
Investments
Available-for-sale securities		100,364		—		(7,879)		—		4,717		97,202		(3,424)
Trading liabilities
Derivatives instruments		430,605		(554)		—		(132,169)		(199,168)		99,822		(34,031)
Long-term debt
Equity linked securities sold		610,971		217,301		—		—		673,787		1,067,457		(18,960)

	January 1, 2010		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2010		Unrealized gains (losses) still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	255,768	(Won)	36,411	(Won)	—	(Won)	—	(Won)	55,163	(Won)	347,342	(Won)	15,625
Derivatives instruments
Foreign exchange		146,237		93,099		—		7,942		(119,620)		127,658		(76,725)
Interest rate		31,884		669		—		73,999		(1,547)		105,005		72,426
Equity		73,185		79,362		—		—		(66,809)		85,738		69,251
Credit		—		—		—		—		—		—		—
Other		—		2,228		—		—		—		2,228		2,228
Investments
Available-for-sale securities		97,202		3,851		(2,346)		—		(67,723)		30,984		1,664
Trading liabilities
Derivatives instruments
Foreign exchange		2,673		(10,948)		—		5,819		2,673		22,113		(18,176)
Interest rate		8,679		(5,830)		—		36,214		234		50,957		(621)
Equity		65,747		100,235		—		1,323		65,617		32,452		(34,709)
Credit		22,723		45,024		—		—		22,723		422		(422)
Other		—		—		—		1,903		—		1,903		1,562
Long-term debt
Equity linked securities sold		1,067,457		(281,108)		—		—		1,163,041		2,511,606		(80,749)
Hedging derivatives instruments Interest rate		—		(28,919)		—		—		620		29,539		(28,919)

Note:

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)7,897 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings.

The changes in the Level 3 derivative assets and liabilities of (Won)(169,354) million and (Won)(330,783) million were mainly due to:

(i) The Group transferred (Won)357,219 million of derivatives assets from the Level 2 into the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation and debt valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was significant enough to render the fair-value hierarchy of the respective instruments into the lower level. And the Group transferred (Won)104,499 million of derivatives assets and (Won)132,167 million of derivatives liabilities to the Level 2 from the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010 as the availability of observable pricing inputs relevant to the asset or liability that is significant to the fair value measurement in its entirety has been increased as of December 31, 2010.

(ii) The changes in the Level 3 realized/unrealized gains (losses) from trading derivatives were due to loss of (Won)157,835 million and (Won)554 million relating to derivative assets and liabilities, respectively, and these losses include both realized and unrealized losses during the year ended December 31, 2009.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2010 are as follows:

A net decrease in available-for-sale securities of (Won)67,723 million was mainly caused by settlement of CDO.

The changes in the Level 3 derivative assets and liabilities of (Won)69,323 million and (Won)37,564 million were mainly due to:

(i) The Group transferred (Won)115,574 million and (Won)46,363 million of derivatives assets and liabilities from the Level 2 into the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation and debt valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was significant enough to render the fair-value hierarchy of the respective instruments into the lower level. And the Group transferred (Won)33,633 million of derivatives assets and (Won)(1,104) million of derivatives liabilities to the Level 2 from the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010 as the availability of observable pricing inputs relevant to the asset or liability that is significant to the fair value measurement in its entirety has been increased as of December 31, 2010.

(ii) The changes in the Level 3 realized/unrealized gains (losses) from trading derivatives were due to loss of (Won)175,358 million and (Won)99,562 million relating to derivative assets and liabilities, respectively, and these losses include both realized and unrealized losses during the year ended December 31, 2010.

Assets and liabilities measured at fair value on a non-recurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents collateral dependent loans and lease receivables, goodwill and other assets of which balances at December 31, 2009 and 2010 are measured at fair value on a non-recurring basis based on the ASC 820-10 valuation hierarchy.

	2009
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	432,765
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		9,591

	2010
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	619,322
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		38,294

Note:

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.

(2)

The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment

(3)	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.